Offerings	Aug. 29, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 29,325,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,489.66
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions. There are being registered hereunder such indeterminate number of common shares, such indeterminate number of preferred shares, such indeterminate principal amount of senior debt securities, such indeterminate principal amount of subordinated debt securities, such indeterminate number of share purchase contracts to purchase common shares or other securities, such indeterminate number of warrants to purchase common shares, preferred shares or debt securities, such indeterminate number of rights and such indeterminate number of units as shall have an aggregate initial offering price not to exceed $29,325,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 320,675,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266962
Carry Forward Initial Effective Date	Aug. 31, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,726.57
Offering Note	In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include unsold securities previously registered by the registrant on the registrant's shelf registration statement on Form S-3 (File No. 333-266962), originally filed on August 18, 2022, amended on August 25, 2022 and declared effective on August 31, 2022 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of up to $350,000,000 of an indeterminate number of common shares, preferred shares, senior debt securities, subordinated debt securities, warrants, rights, and/or units. Of such securities, $320,675,000 remain unsold (the "Unsold Shelf Securities"), all of which the registrant has determined to include in this registration statement. In connection with the registration of the Unsold Shelf Securities on the Prior Registration Statement, the registrant paid a registration fee of $29,726.57 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The registrant is not required to pay any additional registration fee with respect to the Unsold Shelf Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Shelf Securities (and associated registration fees) are being carried over from the Prior Registration Statement to this registration statement. Accordingly, the amount of registration fee in the table above reflects only the registration fee attributable to the $29,325,000 of new securities registered on this registration statement. The registration fee previously paid by the registrant relating to the Unsold Shelf Securities included on this registration statement will continue to be applied to such Unsold Shelf Securities. During the grace period